Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets
	December 31,
	2020	2019
Deferred tax assets
Operating loss carry forward	$9,730,590	$8,963,906
Temporary differences	136,070	186,789
	9,866,660	9,150,695
Deferred tax liability
Beneficial conversion feature	(99,790)	(99,790)

Total deferred tax, net	9,766,870	9,050,905

Valuation allowance	(9,766,870)	(9,050,905)

Net deferred tax assets	$—	$—

Schedule of reconciliation of tax benefit
	Year ended December 31,
	2020	2019	2018

Loss before tax benefit	$(12,543,737)	$(3,953,005)	$(1,972,558)

Statutory tax rate	23%	23%	23%

Income tax benefit	2,885,060	909,191	453,688
Effect of:
Losses and timing differences for which valuation allowance was provided, net	(329,578)	(478,812)	(514,287)
Non-deductible expenses and other permanent differences	(2,526,808)	(332,799)	146,315
Beneficial conversion feature	-	(99,790)	(94,858)
Other	(28,674)	2,210	9,142

Income tax expense recognized in profit or loss	$—	$—	$—